Organization - Schedule of Quantitative Metrics of the VIE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	¥ 26,047			$ 3,839	¥ 64,269
Other current assets	8,673			1,278	9,019
Total assets	187,198			27,590	192,261
Non-current liabilities	2,698			398	3,631
Total liabilities	84,151			12,402	82,479
Total shareholders’ equity (deficit)	77,916			11,484	83,865
Total liabilities and shareholders’ equity (deficit)	187,198			27,590	¥ 192,261
Net revenues	142,095	$ 20,942	¥ 208,502
Gross (loss) profit	27,832	4,102	30,973
Total operating expenses	42,333	6,239	54,879
Net (loss) income	(9,730)	(1,432)	(21,294)
Total comprehensive (loss) income	(12,618)	(1,858)	(20,209)
Net cash provided by (used in) operating activities	(2,741)	(403)	14,217
Net cash provided by (used in) investing activities	(27,634)	(4,074)	(55,949)
Net cash provided by (used in) financing activities	(5,060)	(745)	3,531
Effect of exchange rate changes	(2,787)	(411)	770
Parent company [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	6,474		10,321
Other current assets
Intercompany receivable from subsidiaries	178,368		189,385
Intercompany receivable from WFOE	55,865		55,876
Investment in WFOE
Investment in subsidiaries	1,822		917
Other non-current assets	10,002		11,795
Total assets	252,531		268,294
Other current liabilities			9,256
Intercompany payables to parent company	8,801
Non-current liabilities
Total liabilities	8,801		9,256
Total shareholders’ equity (deficit)	243,730		259,038
Total liabilities and shareholders’ equity (deficit)	252,531		268,294
Net revenues
Gross (loss) profit	(187)		(298)
Total operating expenses	8,605		5,877
Net (loss) income	(7,547)		(7,781)
Total comprehensive (loss) income	(15,404)		(8,155)
Net cash provided by (used in) operating activities	7,293		(2,856)
Net cash provided by (used in) investing activities			(917)
Net cash provided by (used in) financing activities	50		3,041
Effect of exchange rate changes	(8,418)		59
WFOE (“Shanghai Mihe”) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	368		962
Other current assets	41		178
Intercompany receivable from subsidiaries	12,071
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets			18
Total assets	12,480		1,158
Other current liabilities	284		6,226
Intercompany payables to parent company	35,589		55,874
Non-current liabilities
Total liabilities	35,873		62,100
Total shareholders’ equity (deficit)	(23,393)		(60,942)
Total liabilities and shareholders’ equity (deficit)	12,480		1,158
Net revenues	1,732		942
Gross (loss) profit	308		175
Total operating expenses	1,300		1,968
Net (loss) income	(927)		(1,653)
Total comprehensive (loss) income	(927)		(1,653)
Net cash provided by (used in) operating activities	(7,628)		284
Net cash provided by (used in) investing activities	10,104
Net cash provided by (used in) financing activities	(1,019)
Effect of exchange rate changes	(2,243)
Subsidiaries [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	900		21,291
Other current assets	39		6,068
Intercompany receivable from subsidiaries	5,730
Intercompany receivable from WFOE	18,497
Investment in WFOE	149,840		157,599
Investment in subsidiaries
Other non-current assets
Total assets	175,006		184,958
Other current liabilities	138		111
Intercompany payables to parent company	178,367		187,751
Non-current liabilities
Total liabilities	178,505		187,862
Total shareholders’ equity (deficit)	(3,499)		(2,904)
Total liabilities and shareholders’ equity (deficit)	175,006		184,958
Net revenues	17		185
Gross (loss) profit	17		184
Total operating expenses	1,050		1,752
Net (loss) income	39		(1,415)
Total comprehensive (loss) income	5,008		44
Net cash provided by (used in) operating activities	(8,230)		(748)
Net cash provided by (used in) investing activities
Net cash provided by (used in) financing activities	919		917
Effect of exchange rate changes	7,874		(639)
Shanghai Jinxin and its Subsidiaries (the VIEs) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	18,305		22,581
Other current assets	95,872		101,315
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE	3,083
Investment in WFOE
Investment in subsidiaries
Other non-current assets	55,197		84,693
Total assets	172,457		208,589
Other current liabilities	81,031		88,057
Intercompany payables to parent company	12,071
Non-current liabilities	2,698		3,407
Total liabilities	95,800		91,464
Total shareholders’ equity (deficit)	76,657		117,125
Total liabilities and shareholders’ equity (deficit)	172,457		208,589
Net revenues	140,346		207,375
Gross (loss) profit	27,694		30,912
Total operating expenses	31,378		45,282
Net (loss) income	(2,081)		(10,227)
Total comprehensive (loss) income	(2,081)		(10,227)
Net cash provided by (used in) operating activities	5,824		18,887
Net cash provided by (used in) investing activities	(37,738)		(55,949)
Net cash provided by (used in) financing activities	(5,010)		490
Effect of exchange rate changes
Elimination of Intercompany Balances [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents
Other current assets			(15,111)
Intercompany receivable from subsidiaries	(196,169)		(189,385)
Intercompany receivable from WFOE	(77,445)		(55,876)
Investment in WFOE	(149,840)		(157,599)
Investment in subsidiaries	(1,822)		(917)
Other non-current assets
Total assets	(425,276)		(418,888)
Other current liabilities			(15,111)
Intercompany payables to parent company	(234,828)		(243,625)
Non-current liabilities
Total liabilities	(234,828)		(258,736)
Total shareholders’ equity (deficit)	(190,448)		(160,152)
Total liabilities and shareholders’ equity (deficit)	(425,276)		(418,888)
Net revenues
Gross (loss) profit
Total operating expenses
Net (loss) income
Total comprehensive (loss) income
Net cash provided by (used in) operating activities			(1,350)
Net cash provided by (used in) investing activities			917
Net cash provided by (used in) financing activities			(917)
Effect of exchange rate changes			1,350
Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	26,047		55,155	3,839
Other current assets	95,952		92,450	14,142
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	65,199		96,506	9,609
Total assets	187,198		244,111	27,590
Other current liabilities	81,453		88,539	12,004
Intercompany payables to parent company
Non-current liabilities	2,698		3,407	398
Total liabilities	84,151		91,946	12,402
Total shareholders’ equity (deficit)	103,047		152,165	15,188
Total liabilities and shareholders’ equity (deficit)	187,198		244,111	$ 27,590
Net revenues	142,095	20,942	208,502
Gross (loss) profit	27,832	4,102	30,973
Total operating expenses	42,333	6,239	54,879
Net (loss) income	(10,516)	(1,548)	(21,076)
Total comprehensive (loss) income	(13,404)	(1,974)	(19,991)
Net cash provided by (used in) operating activities	(2,741)	(404)	14,217
Net cash provided by (used in) investing activities	(27,634)	(4,074)	(55,949)
Net cash provided by (used in) financing activities	(5,060)	(745)	3,531
Effect of exchange rate changes	¥ (2,787)	$ (411)	¥ 770
% of the Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	70.00%		41.00%	70.00%
Other current assets	100.00%		110.00%	100.00%
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	85.00%		88.00%	85.00%
Total assets	92.00%		85.00%	92.00%
Other current liabilities	99.00%		99.00%	99.00%
Intercompany payables to parent company
Non-current liabilities	100.00%		100.00%	100.00%
Total liabilities	114.00%		99.00%	114.00%
Total shareholders’ equity (deficit)	74.00%		77.00%	74.00%
Total liabilities and shareholders’ equity (deficit)	92.00%		85.00%	92.00%
Revenues	99.00%		99.00%	99.00%
Gross (loss) profit	100.00%		100.00%	100.00%
Total operating expenses	74.00%		83.00%	74.00%
Net (loss) income	20.00%		49.00%	20.00%
Total comprehensive (loss) income	16.00%		51.00%	16.00%
Net cash provided by (used in) operating activities	(212.00%)		133.00%	(212.00%)
Net cash provided by (used in) investing activities	137.00%		100.00%	137.00%
Net cash provided by (used in) financing activities	9900.00%		14.00%	9900.00%
Effect of Exchange rate on cash	0.00%			0.00%